JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 34.0%
Aerospace & Defense — 1.2%
Boeing Co. (The) 4.88%, 5/1/2025	541	574
General Dynamics Corp. 2.25%, 11/15/2022	1,000	1,036
L3Harris Technologies, Inc.
3.85%, 12/15/2026	475	532
4.85%, 4/27/2035	500	618
Lockheed Martin Corp.
2.50%, 11/23/2020	850	858
3.35%, 9/15/2021	211	219
3.55%, 1/15/2026	700	799
Northrop Grumman Corp. 2.93%, 1/15/2025	1,800	1,951
Precision Castparts Corp.
2.50%, 1/15/2023	500	519
3.25%, 6/15/2025	800	883
Raytheon Co. 3.15%, 12/15/2024	476	514
Raytheon Technologies Corp.
3.95%, 8/16/2025	3,450	3,925
4.13%, 11/16/2028	500	580
4.63%, 11/16/2048	550	713
Rockwell Collins, Inc. 3.20%, 3/15/2024	300	318
Textron, Inc. 3.00%, 6/1/2030	1,100	1,049

		15,088

Airlines — 0.0%(a)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	200	177

Automobiles — 0.1%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021(b)	250	251
Hyundai Capital America
3.00%, 6/20/2022(b)	530	529
2.85%, 11/1/2022(b)	266	265
Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021(b)	345	347

		1,392

Banks — 5.9%
ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021(b)	450	455
ANZ New Zealand Int’l Ltd. (New Zealand) 2.75%, 1/22/2021(b)	700	710
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026(b)	1,000	1,094
Bank of America Corp.
3.30%, 1/11/2023	32	34
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	21	22
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(c)	3,987	4,241
4.00%, 1/22/2025	1,154	1,260
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025(c)	1,500	1,561
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(c)	1,500	1,617
4.45%, 3/3/2026	556	626
Bank of Montreal (Canada)
2.35%, 9/11/2022	100	104
2.50%, 6/28/2024	500	526
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(b)	1,580	1,685
Bank of Nova Scotia (The) (Canada)
2.80%, 7/21/2021	630	646
2.20%, 2/3/2025	600	624
Barclays plc (United Kingdom)
3.65%, 3/16/2025	1,255	1,330
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025(c)	500	532
BNP Paribas SA (France)
3.38%, 1/9/2025(b)	800	849
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(b)(c)	500	547
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,050	1,114
Capital One Bank USA NA
3.38%, 2/15/2023	660	683
(SOFR + 0.91%), 2.28%, 1/28/2026(c)	1,400	1,379
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	2,000	2,063
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025(c)	1,500	1,596
3.40%, 5/1/2026	650	704
(SOFR + 1.15%), 2.67%, 1/29/2031(c)	2,400	2,433
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(c)	2,000	2,214
Citizens Financial Group, Inc. 4.30%, 12/3/2025	500	546
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(b)	1,339	1,502
Cooperatieve Rabobank UA (Netherlands)
3.88%, 2/8/2022	903	952
2.63%, 7/22/2024(b)	400	415
Credit Agricole SA (France) 3.75%, 4/24/2023(b)	775	821
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 4.55%, 4/17/2026	500	567
Discover Bank
4.20%, 8/8/2023	447	477
2.45%, 9/12/2024	900	902

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	800	852
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)	1,800	1,923
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(c)	1,000	1,028
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)	1,250	1,381
Huntington Bancshares, Inc. 2.55%, 2/4/2030	1,600	1,575
ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	451
KeyBank NA 3.30%, 6/1/2025	800	879
Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	500	512
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026(c)	350	354
3.75%, 1/11/2027	869	929
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	221	228
3.76%, 7/26/2023	864	925
2.19%, 2/25/2025	1,550	1,589
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	580	600
2.60%, 9/11/2022	300	309
Nordea Bank Abp (Finland) 4.25%, 9/21/2022(b)	591	619
PNC Bank NA 2.45%, 11/5/2020	356	358
PNC Financial Services Group, Inc. (The)
4.38%, 8/11/2020	362	365
2.55%, 1/22/2030	800	848
Regions Financial Corp. 2.75%, 8/14/2022	402	411
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	1,097	1,260
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(c)	1,435	1,541
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030(c)	620	700
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	250	253
Societe Generale SA (France) 4.25%, 9/14/2023(b)	1,200	1,280
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024(b)	1,200	1,280
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(b)(c)	600	604
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.70%, 7/16/2024	1,982	2,075
2.45%, 9/27/2024	800	831
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442	488
Toronto-Dominion Bank (The) (Canada) 3.15%, 9/17/2020	1,000	1,008
Truist Bank 2.75%, 5/1/2023	1,500	1,584
US Bancorp
Series V, 2.63%, 1/24/2022	732	756
3.60%, 9/11/2024	215	239
Wachovia Corp. 7.57%, 8/1/2026(d)	700	883
Wells Fargo & Co.
3.00%, 2/19/2025	368	394
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025(c)	1,200	1,232
3.00%, 4/22/2026	800	857
4.30%, 7/22/2027	2,000	2,250
Westpac Banking Corp. (Australia)
2.50%, 6/28/2022	1,100	1,142
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030(c)	500	502

		74,126

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, 1/23/2025	4,250	4,777
4.75%, 1/23/2029	2,395	2,830
Coca-Cola Co. (The) 1.45%, 6/1/2027	382	388
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	250	254
Constellation Brands, Inc.
3.15%, 8/1/2029	400	418
2.88%, 5/1/2030	119	123
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	1,044
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	745	849
4.60%, 5/25/2028	400	474
PepsiCo, Inc.
2.38%, 10/6/2026	200	216
2.63%, 7/29/2029	1,400	1,532

		12,905

Biotechnology — 0.6%
AbbVie, Inc.
2.90%, 11/6/2022	500	524
3.85%, 6/15/2024(b)	1,250	1,366
2.95%, 11/21/2026(b)	578	620
4.25%, 11/14/2028	1,000	1,162
3.20%, 11/21/2029(b)	475	509

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Amgen, Inc. 2.20%, 2/21/2027	356	371
Baxalta, Inc. 3.60%, 6/23/2022	35	37
Biogen, Inc. 2.25%, 5/1/2030	394	399
Gilead Sciences, Inc.
2.55%, 9/1/2020	300	302
3.70%, 4/1/2024	1,456	1,613
3.50%, 2/1/2025	35	39

		6,942

Building Products — 0.0%(a)
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(b)	222	228

Capital Markets — 2.7%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	550	609
Bank of New York Mellon Corp. (The)
4.15%, 2/1/2021	440	451
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)	1,000	1,036
3.40%, 1/29/2028	1,500	1,708
BlackRock, Inc. 3.20%, 3/15/2027	400	455
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023(b)	470	512
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	850	913
Charles Schwab Corp. (The) 3.20%, 3/2/2027	250	274
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	2,320	2,536
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	600	608
3.95%, 2/27/2023	500	511
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	1,195	1,203
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	500	511
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(c)	196	201
4.00%, 3/3/2024	2,250	2,464
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(c)	403	427
4.25%, 10/21/2025	1,592	1,768
3.50%, 11/16/2026	1,200	1,294
3.85%, 1/26/2027	1,000	1,102
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)	384	420
Invesco Finance plc 3.75%, 1/15/2026	436	468
Jefferies Group LLC 6.88%, 4/15/2021	400	417
Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025(b)	1,000	1,030
Macquarie Group Ltd. (Australia)
6.25%, 1/14/2021(b)	800	825
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030(b)(c)	200	228
Morgan Stanley
5.75%, 1/25/2021	687	710
2.75%, 5/19/2022	400	415
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)	3,600	3,843
3.70%, 10/23/2024	1,000	1,097
5.00%, 11/24/2025	622	716
4.35%, 9/8/2026	880	992
State Street Corp. 3.10%, 5/15/2023	1,724	1,836
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	228
UBS AG (Switzerland) 2.45%, 12/1/2020(b)	200	202
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(b)(c)	700	722
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(b)(c)	449	474

		33,206

Chemicals — 0.4%
Dow Chemical Co. (The) 3.50%, 10/1/2024	800	848
Ecolab, Inc. 3.25%, 1/14/2023	330	348
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	93	100
Mosaic Co. (The) 3.25%, 11/15/2022	243	245
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	168	178
Praxair, Inc. 2.20%, 8/15/2022	500	517
Rohm & Haas Co. 7.85%, 7/15/2029	315	439
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	225	241
3.45%, 6/1/2027	670	736
Westlake Chemical Corp. 3.60%, 8/15/2026	1,150	1,158

		4,810

Commercial Services & Supplies — 0.1%
Republic Services, Inc. 3.55%, 6/1/2022	417	437
Waste Management, Inc. 3.45%, 6/15/2029	303	336

		773

Communications Equipment — 0.0%(a)
Cisco Systems, Inc.
2.45%, 6/15/2020	90	90
2.90%, 3/4/2021	181	184
2.95%, 2/28/2026	200	225

		499

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Construction Materials — 0.1%
CRH America, Inc. (Ireland) 3.88%, 5/18/2025(b)	250	270
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	260	274
3.50%, 12/15/2027	300	320

		864

Consumer Finance — 0.7%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	1,200	1,099
3.65%, 7/21/2027	594	494
American Express Co.
3.38%, 5/17/2021	1,000	1,024
2.50%, 7/30/2024	1,000	1,056
American Honda Finance Corp. 2.40%, 6/27/2024	800	825
Avolon Holdings Funding Ltd. (Ireland) 3.95%, 7/1/2024(b)	260	215
Caterpillar Financial Services Corp.
2.75%, 8/20/2021	510	523
2.85%, 6/1/2022	900	937
John Deere Capital Corp.
3.15%, 10/15/2021	650	671
2.70%, 1/6/2023	298	314
3.45%, 3/13/2025	500	560
Toyota Motor Credit Corp. 2.63%, 1/10/2023	800	831

		8,549

Containers & Packaging — 0.2%
International Paper Co. 3.80%, 1/15/2026	950	1,052
Packaging Corp. of America 3.00%, 12/15/2029	300	315
WRKCo, Inc.
3.00%, 9/15/2024	350	358
4.90%, 3/15/2029	150	173

		1,898

Diversified Financial Services — 0.8%
AIG Global Funding
2.15%, 7/2/2020(b)	550	551
2.30%, 7/1/2022(b)	200	206
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	900	899
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022(b)	490	508
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.96%, 9/19/2023(b)	820	880
National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,250	1,394
ORIX Corp. (Japan) 2.90%, 7/18/2022	277	287
Shell International Finance BV (Netherlands)
3.40%, 8/12/2023	150	163
3.25%, 5/11/2025	2,500	2,770
2.88%, 5/10/2026	788	859
3.88%, 11/13/2028	500	580
Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024(b)	400	431

		9,528

Diversified Telecommunication Services — 1.1%
AT&T, Inc.
3.55%, 6/1/2024	600	646
3.95%, 1/15/2025	1,183	1,296
3.40%, 5/15/2025	2,900	3,128
4.10%, 2/15/2028	200	223
4.30%, 2/15/2030	1,500	1,704
Telefonica Emisiones SA (Spain) 5.46%, 2/16/2021	114	117
Verizon Communications, Inc.
5.15%, 9/15/2023	1,600	1,829
2.63%, 8/15/2026	1,000	1,078
4.33%, 9/21/2028	1,508	1,801
4.02%, 12/3/2029	533	628
4.40%, 11/1/2034	350	429
5.25%, 3/16/2037	320	431

		13,310

Electric Utilities — 1.9%
Arizona Public Service Co. 3.35%, 6/15/2024	372	403
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	1,595	1,653
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028(b)	476	519
4.55%, 11/15/2030(b)	290	345
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021(b)	237	241
Connecticut Light & Power Co. (The) Series A, 3.20%, 3/15/2027	700	770
DTE Electric Co.
3.90%, 6/1/2021	200	205
2.65%, 6/15/2022	197	204
3.65%, 3/15/2024	500	542
Duke Energy Carolinas LLC
3.95%, 11/15/2028	1,500	1,774
6.45%, 10/15/2032	50	69
Duke Energy Corp. 3.55%, 9/15/2021	233	240
Duke Energy Indiana LLC 3.75%, 7/15/2020	160	161
Duke Energy Progress LLC 2.80%, 5/15/2022	461	479
Edison International 3.55%, 11/15/2024	600	625
Enel Finance International NV (Italy)
4.63%, 9/14/2025(b)	425	483
3.63%, 5/25/2027(b)	450	479

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entergy Arkansas LLC
3.05%, 6/1/2023	765	803
3.50%, 4/1/2026	260	292
Entergy Mississippi LLC 2.85%, 6/1/2028	269	283
Evergy, Inc.
4.85%, 6/1/2021	813	836
2.90%, 9/15/2029	368	384
FirstEnergy Corp. Series B, 4.25%, 3/15/2023	700	756
Fortis, Inc. (Canada) 3.06%, 10/4/2026	341	366
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	100	105
Interstate Power & Light Co. 4.10%, 9/26/2028	1,000	1,133
ITC Holdings Corp. 2.95%, 5/14/2030(b)	251	264
Kentucky Utilities Co. 3.30%, 10/1/2025	200	215
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	94	102
Niagara Mohawk Power Corp. 3.51%, 10/1/2024(b)	938	1,030
Ohio Power Co. Series M, 5.38%, 10/1/2021	1,200	1,276
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300	391
Pennsylvania Electric Co. 3.25%, 3/15/2028(b)	256	274
PPL Capital Funding, Inc. 4.20%, 6/15/2022	752	797
PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	230
Progress Energy, Inc. 4.40%, 1/15/2021	260	264
Public Service Co. of Colorado 3.20%, 11/15/2020	74	74
Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	305
Public Service Co. of Oklahoma 4.40%, 2/1/2021	220	224
Southern California Edison Co. 3.88%, 6/1/2021	958	979
Southern Co. (The) 3.25%, 7/1/2026	500	551
Virginia Electric & Power Co. Series C, 2.75%, 3/15/2023	1,600	1,678

		22,804

Electrical Equipment — 0.0%(a)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	362

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	926	946

Energy Equipment & Services — 0.1%
Halliburton Co.
8.75%, 2/15/2021	750	786
3.80%, 11/15/2025	22	23
Schlumberger Holdings Corp. 3.75%, 5/1/2024(b)	460	483
Schlumberger Investment SA 3.30%, 9/14/2021(b)	233	237

		1,529

Entertainment — 0.2%
Walt Disney Co. (The)
3.70%, 10/15/2025	1,000	1,126
7.43%, 10/1/2026	600	790

		1,916

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027	285	314
3.38%, 8/15/2031	475	515
American Tower Corp.
3.50%, 1/31/2023	860	917
2.40%, 3/15/2025	400	418
American Tower Trust #1 3.07%, 3/15/2023(b)	500	512
AvalonBay Communities, Inc.
3.35%, 5/15/2027	225	242
2.45%, 1/15/2031	900	925
Boston Properties LP 3.80%, 2/1/2024	909	969
Brixmor Operating Partnership LP 3.85%, 2/1/2025	375	376
Crown Castle International Corp. 4.45%, 2/15/2026	1,200	1,360
Duke Realty LP 3.63%, 4/15/2023	672	698
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(b)	163	175
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	269	256
Healthpeak Properties, Inc. 3.88%, 8/15/2024	2,098	2,241
National Retail Properties, Inc. 3.60%, 12/15/2026	247	253
Realty Income Corp.
3.25%, 10/15/2022	600	627
3.88%, 7/15/2024	400	423
Regency Centers LP 2.95%, 9/15/2029	266	255
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(b)	400	407
Simon Property Group LP
2.00%, 9/13/2024	1,200	1,161
2.45%, 9/13/2029	520	478
SITE Centers Corp. 3.63%, 2/1/2025	100	99
UDR, Inc.
2.95%, 9/1/2026	106	107
3.20%, 1/15/2030	583	610
Ventas Realty LP
3.75%, 5/1/2024	470	471
3.50%, 2/1/2025	90	90
4.13%, 1/15/2026	158	159

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Welltower, Inc. 4.50%, 1/15/2024	900	947

		16,005

Food & Staples Retailing — 0.4%
Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030(b)	187	188
Costco Wholesale Corp. 2.75%, 5/18/2024	1,094	1,185
Kroger Co. (The)
4.50%, 1/15/2029	950	1,144
5.40%, 7/15/2040	92	119
Sysco Corp. 3.25%, 7/15/2027	200	203
Walmart, Inc.
3.30%, 4/22/2024	200	219
3.05%, 7/8/2026	700	785
3.70%, 6/26/2028	1,000	1,184

		5,027

Food Products — 0.5%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	561	634
Campbell Soup Co.
3.95%, 3/15/2025	300	333
2.38%, 4/24/2030	576	583
Cargill, Inc. 3.30%, 3/1/2022(b)	900	938
General Mills, Inc. 4.00%, 4/17/2025	1,200	1,356
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	103
Mondelez International, Inc. 2.75%, 4/13/2030	18	19
Smithfield Foods, Inc. 5.20%, 4/1/2029(b)	556	584
Tyson Foods, Inc.
2.25%, 8/23/2021	313	318
3.90%, 9/28/2023	500	545
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	222

		5,635

Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	350	373
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	843	854
ONE Gas, Inc. 2.00%, 5/15/2030	248	252

		1,479

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories
3.88%, 9/15/2025	1,284	1,481
3.75%, 11/30/2026	650	761
Becton Dickinson and Co.
3.36%, 6/6/2024	100	108
3.70%, 6/6/2027	1,500	1,677
Boston Scientific Corp. 3.75%, 3/1/2026	500	566
Medtronic, Inc. 3.50%, 3/15/2025	1,868	2,116
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	174	184
3.55%, 4/1/2025	530	570

		7,463

Health Care Providers & Services — 1.1%
Anthem, Inc.
3.30%, 1/15/2023	700	743
3.65%, 12/1/2027	1,000	1,131
Cigna Corp. 3.50%, 6/15/2024(b)	400	432
CommonSpirit Health 3.35%, 10/1/2029	733	738
CVS Health Corp.
3.70%, 3/9/2023	1,000	1,071
4.10%, 3/25/2025	2,934	3,280
HCA, Inc. 4.13%, 6/15/2029	1,250	1,358
Laboratory Corp. of America Holdings 3.25%, 9/1/2024	1,000	1,073
Quest Diagnostics, Inc.
2.95%, 6/30/2030	93	98
2.80%, 6/30/2031	391	404
UnitedHealth Group, Inc.
4.70%, 2/15/2021	255	259
3.38%, 11/15/2021	187	193
2.75%, 2/15/2023	365	385
2.88%, 3/15/2023	645	687
3.75%, 7/15/2025	1,200	1,373

		13,225

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.
3.38%, 5/26/2025	1,250	1,378
3.80%, 4/1/2028	440	506
Starbucks Corp.
2.70%, 6/15/2022	326	339
2.25%, 3/12/2030	850	846

		3,069

Independent Power and Renewable Electricity Producers — 0.0%(a)
Exelon Generation Co. LLC
3.40%, 3/15/2022	90	93
4.25%, 6/15/2022	90	95

		188

Industrial Conglomerates — 0.2%
General Electric Co. 5.88%, 1/14/2038	70	78
Honeywell International, Inc. 4.25%, 3/1/2021	1,200	1,233
Roper Technologies, Inc.
3.00%, 12/15/2020	208	210
3.80%, 12/15/2026	1,000	1,120

		2,641

Insurance — 1.4%
AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029(b)	595	645
Allstate Corp. (The) 3.15%, 6/15/2023	651	696

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American International Group, Inc.
3.75%, 7/10/2025	818	892
3.90%, 4/1/2026	400	439
Assurant, Inc. 4.20%, 9/27/2023	145	152
Athene Global Funding 2.75%, 6/25/2024(b)	550	547
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	2,001
CNA Financial Corp.
3.95%, 5/15/2024	499	538
4.50%, 3/1/2026	364	394
Guardian Life Global Funding
2.50%, 5/8/2022(b)	500	516
3.40%, 4/25/2023(b)	230	243
Jackson National Life Global Funding 3.05%, 4/29/2026(b)	1,135	1,204
Liberty Mutual Group, Inc.
4.25%, 6/15/2023(b)	210	224
4.57%, 2/1/2029(b)	1,640	1,848
Lincoln National Corp. 4.20%, 3/15/2022	864	914
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449	513
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	700	768
Metropolitan Life Global Funding I
3.88%, 4/11/2022(b)	426	448
3.00%, 1/10/2023(b)	1,600	1,686
New York Life Global Funding 2.35%, 7/14/2026(b)	953	1,000
Principal Financial Group, Inc. 3.13%, 5/15/2023	471	493
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(b)	650	837

		16,998

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.15%, 8/22/2027	900	1,023
3.88%, 8/22/2037	350	429

		1,452

IT Services — 0.2%
DXC Technology Co. 4.25%, 4/15/2024	151	159
Fidelity National Information Services, Inc. 3.75%, 5/21/2029	208	240
International Business Machines Corp. 3.50%, 5/15/2029	1,800	2,056
Western Union Co. (The) 3.60%, 3/15/2022	100	104

		2,559

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	1,250	1,382

Machinery — 0.2%
Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,533
Parker-Hannifin Corp. 3.30%, 11/21/2024	228	244
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	900	985
Xylem, Inc. 3.25%, 11/1/2026	111	120

		2,882

Media — 1.1%
Charter Communications Operating LLC 4.91%, 7/23/2025	2,460	2,816
Comcast Corp.
3.00%, 2/1/2024	1,168	1,258
3.70%, 4/15/2024	1,500	1,659
3.38%, 2/15/2025	1,226	1,356
3.95%, 10/15/2025	209	239
3.15%, 3/1/2026	221	245
3.90%, 3/1/2038	1,136	1,324
Cox Communications, Inc. 3.50%, 8/15/2027(b)	615	664
Discovery Communications LLC 3.95%, 3/20/2028	900	972
Fox Corp. 4.71%, 1/25/2029	910	1,064
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	305
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	730
ViacomCBS, Inc. 3.70%, 8/15/2024	1,019	1,077

		13,709

Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 4.50%, 3/15/2028(b)	1,000	1,058
Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029(b)	500	544
Nucor Corp. 4.00%, 8/1/2023	305	331
Steel Dynamics, Inc. 3.45%, 4/15/2030	28	28

		1,961

Multiline Retail — 0.2%
Dollar General Corp. 3.50%, 4/3/2030	1,750	1,957
Target Corp. 2.25%, 4/15/2025	959	1,022

		2,979

Multi-Utilities — 0.3%
CMS Energy Corp. 2.95%, 2/15/2027	170	177
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	776
Consumers Energy Co. 2.85%, 5/15/2022	137	142
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	364

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
NiSource, Inc.
2.65%, 11/17/2022	184	190
3.85%, 2/15/2023	300	317
3.95%, 3/30/2048	100	112
Sempra Energy 4.05%, 12/1/2023	192	208
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	939	958

		3,244

Oil, Gas & Consumable Fuels — 3.3%
Apache Corp. 4.25%, 1/15/2030	500	440
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(b)	922	999
BP Capital Markets America, Inc.
3.22%, 11/28/2023	750	802
3.22%, 4/14/2024	3,067	3,302
Cameron LNG LLC 2.90%, 7/15/2031(b)	146	151
Chevron Corp.
3.19%, 6/24/2023	285	306
2.95%, 5/16/2026	1,200	1,329
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	833	911
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	467	473
5.38%, 6/26/2026	773	820
Enbridge, Inc. (Canada) 2.50%, 1/15/2025	400	412
Energy Transfer Operating LP
3.60%, 2/1/2023	267	273
4.90%, 2/1/2024	570	607
4.05%, 3/15/2025	182	191
2.90%, 5/15/2025	2,700	2,694
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023(b)	1,145	1,212
Enterprise Products Operating LLC
3.35%, 3/15/2023	225	238
3.90%, 2/15/2024	263	287
3.75%, 2/15/2025	850	935
3.70%, 2/15/2026	651	726
3.95%, 2/15/2027	596	664
Equinor ASA (Norway) 2.88%, 4/6/2025	1,179	1,270
Exxon Mobil Corp.
2.71%, 3/6/2025	1,200	1,298
2.61%, 10/15/2030	1,268	1,349
Kinder Morgan, Inc. 3.15%, 1/15/2023	1,500	1,565
Magellan Midstream Partners LP 4.25%, 2/1/2021	1,294	1,314
Marathon Petroleum Corp. 3.63%, 9/15/2024	964	1,002
MPLX LP
3.38%, 3/15/2023	200	206
4.13%, 3/1/2027	518	535
4.25%, 12/1/2027	118	124
Newfield Exploration Co. 5.38%, 1/1/2026	1,200	1,064
Noble Energy, Inc.
3.85%, 1/15/2028	350	318
3.25%, 10/15/2029	600	520
ONEOK Partners LP 3.38%, 10/1/2022	600	605
ONEOK, Inc. 3.40%, 9/1/2029	1,000	924
Phillips 66 3.90%, 3/15/2028	700	782
Plains All American Pipeline LP
3.65%, 6/1/2022	705	706
3.85%, 10/15/2023	800	805
Suncor Energy, Inc. (Canada)
3.60%, 12/1/2024	1,350	1,429
5.95%, 12/1/2034	300	351
Sunoco Logistics Partners Operations LP 5.95%, 12/1/2025	506	569
TC PipeLines LP 3.90%, 5/25/2027	141	144
Texas Eastern Transmission LP 2.80%, 10/15/2022(b)	1,153	1,167
Total Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	870
Total Capital International SA (France)
2.70%, 1/25/2023	200	210
3.75%, 4/10/2024	600	664
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,345	2,522
Williams Cos., Inc. (The) 3.90%, 1/15/2025	262	280

		40,365

Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.
3.95%, 10/15/2020(b)	700	709
2.00%, 8/1/2022	1,210	1,234
3.25%, 8/15/2022(b)	600	634
2.90%, 7/26/2024(b)	1,000	1,080
3.40%, 7/26/2029(b)	561	642
Eli Lilly and Co. 3.38%, 3/15/2029	600	690
Merck & Co., Inc. 3.40%, 3/7/2029	750	863
Mylan, Inc. 3.13%, 1/15/2023(b)	600	611
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	1,153	1,279
Pfizer, Inc. 3.20%, 9/15/2023	3,200	3,504
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	700	773
Zoetis, Inc. 3.00%, 9/12/2027	900	985

		13,004

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Real Estate Management & Development — 0.0%(a)
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027(b)	219	240
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027(b)	325	341

		581

Road & Rail — 1.0%
Burlington Northern Santa Fe LLC
3.60%, 9/1/2020	125	125
4.10%, 6/1/2021	2,000	2,052
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	1,146	1,204
CSX Corp.
3.25%, 6/1/2027	1,068	1,178
4.25%, 3/15/2029	500	592
ERAC USA Finance LLC
4.50%, 8/16/2021(b)	315	325
3.85%, 11/15/2024(b)	650	673
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	450
Norfolk Southern Corp.
2.90%, 2/15/2023	562	591
3.85%, 1/15/2024	750	819
2.90%, 6/15/2026	200	219
Penske Truck Leasing Co. LP 4.20%, 4/1/2027(b)	1,250	1,323
Ryder System, Inc. 4.63%, 6/1/2025	800	868
Union Pacific Corp.
3.75%, 3/15/2024	800	873
3.25%, 1/15/2025	850	925
2.40%, 2/5/2030	600	627

		12,844

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.
2.95%, 1/12/2021	600	608
3.13%, 12/5/2023	122	130
Broadcom, Inc. 4.11%, 9/15/2028(b)	2,687	2,823
Intel Corp. 2.45%, 11/15/2029	1,400	1,500
QUALCOMM, Inc.
3.25%, 5/20/2027	913	1,016
2.15%, 5/20/2030	691	709
Texas Instruments, Inc. 2.75%, 3/12/2021	790	803

		7,589

Software — 0.6%
Microsoft Corp.
3.13%, 11/3/2025	1,800	2,034
2.40%, 8/8/2026	1,200	1,318
Oracle Corp.
2.50%, 5/15/2022	540	559
2.95%, 11/15/2024	1,600	1,742
2.65%, 7/15/2026	1,800	1,949
6.50%, 4/15/2038	50	75

		7,677

Specialty Retail — 0.6%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	250	267
AutoZone, Inc. 4.00%, 4/15/2030	823	926
Home Depot, Inc. (The)
3.75%, 2/15/2024	486	539
2.95%, 6/15/2029	1,500	1,666
Lowe’s Cos., Inc.
3.13%, 9/15/2024	1,004	1,087
3.65%, 4/5/2029	638	721
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300	331
3.60%, 9/1/2027	463	507
TJX Cos., Inc. (The) 3.50%, 4/15/2025	669	747

		6,791

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
2.75%, 1/13/2025	1,700	1,852
3.20%, 5/13/2025	1,154	1,297
2.90%, 9/12/2027	2,474	2,770

		5,919

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	1,000	1,052
Philip Morris International, Inc. 3.38%, 8/11/2025	850	938

		1,990

Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.88%, 7/3/2023	400	377
3.63%, 4/1/2027	1,240	1,089
Aircastle Ltd. 4.40%, 9/25/2023	550	464
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021(b)	500	501
3.50%, 10/10/2024(b)	400	410

		2,841

Water Utilities — 0.1%
American Water Capital Corp. 3.40%, 3/1/2025	664	732

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	693	708
Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	608	681
T-Mobile USA, Inc. 3.88%, 4/15/2030(b)	1,400	1,518
Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	1,800	1,957

		4,864

TOTAL CORPORATE BONDS (Cost $397,084)		418,947

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 18.7%
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2021(e)	24,751	26,807
0.13%, 4/15/2022(e)	61,779	65,763
0.38%, 7/15/2027	30,684	34,611
U.S. Treasury Inflation Linked Notes
0.13%, 1/15/2023	85,133	96,252
0.13%, 1/15/2030	6,225	6,628

TOTAL U.S. TREASURY OBLIGATIONS (Cost $227,360)		230,061

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.2%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035(b)(f)	1,162	1,116
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036(b)	1,400	1,322
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	271	277
Series KJ13, Class A2, 2.86%, 8/25/2022	1,096	1,134
Series KJ18, Class A2, 3.07%, 8/25/2022	1,171	1,218
Series KF12, Class A, 1.03%, 9/25/2022(f)	33	33
Series KJ09, Class A2, 2.84%, 9/25/2022	361	377
Series KSMC, Class A2, 2.62%, 1/25/2023	6,000	6,271
Series K027, Class A2, 2.64%, 1/25/2023	800	835
Series KJ11, Class A2, 2.93%, 1/25/2023	1,112	1,176
Series K029, Class A2, 3.32%, 2/25/2023	2,045	2,175
Series K034, Class A2, 3.53%, 7/25/2023(f)	5,000	5,409
Series K036, Class A2, 3.53%, 10/25/2023(f)	3,000	3,261
Series K038, Class A2, 3.39%, 3/25/2024	4,768	5,207
Series K727, Class AM, 3.04%, 7/25/2024	1,400	1,483
Series K039, Class A2, 3.30%, 7/25/2024	2,550	2,796
Series J22F, Class A2, 4.09%, 9/25/2024	356	394
Series K729, Class A2, 3.14%, 10/25/2024	1,219	1,332
Series K041, Class A2, 3.17%, 10/25/2024	7,000	7,688
Series K046, Class A2, 3.21%, 3/25/2025	2,503	2,768
Series KL3L, Class ALNZ, 3.32%, 4/25/2025(f)	2,000	2,239
Series KPLB, Class A, 2.77%, 5/25/2025	1,750	1,893
Series K048, Class A2, 3.28%, 6/25/2025(f)	3,480	3,870
Series K049, Class A2, 3.01%, 7/25/2025	2,469	2,718
Series KLU2, Class A7, 2.23%, 9/25/2025(f)	550	588
Series K056, Class A2, 2.53%, 5/25/2026	4,000	4,333
Series K058, Class A1, 2.34%, 7/25/2026	1,720	1,817
Series K737, Class AM, 2.10%, 10/25/2026	3,110	3,294
Series K060, Class A2, 3.30%, 10/25/2026	2,000	2,264
Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,535
Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,906
Series K069, Class A2, 3.19%, 9/25/2027(f)	3,500	3,962
Series K070, Class A2, 3.30%, 11/25/2027(f)	910	1,038
Series K072, Class A2, 3.44%, 12/25/2027	473	545
Series K073, Class A2, 3.35%, 1/25/2028	2,759	3,161
Series K081, Class A1, 3.88%, 2/25/2028	1,260	1,426
Series K077, Class A2, 3.85%, 5/25/2028(f)	1,690	2,007
Series K078, Class A2, 3.85%, 6/25/2028	1,541	1,821
Series K079, Class A2, 3.93%, 6/25/2028	3,600	4,281
Series K083, Class A2, 4.05%, 9/25/2028(f)	594	714
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,653	1,701
Series 2013-M9, Class A2, 2.39%, 1/25/2023(f)	4,738	4,898
Series 2013-M13, Class A2, 2.55%, 4/25/2023(f)	1,807	1,890
Series 2014-M1, Class A2, 3.23%, 7/25/2023(f)	2,566	2,705
Series 2014-M2, Class A2, 3.51%, 12/25/2023(f)	6,015	6,456
Series 2014-M3, Class A2, 3.48%, 1/25/2024(f)	2,324	2,517
Series 2014-M8, Class A2, 3.06%, 6/25/2024(f)	5,693	6,120
Series 2014-M9, Class A2, 3.10%, 7/25/2024(f)	4,639	4,980

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-M13, Class A2, 3.02%, 8/25/2024(f)	1,892	2,027
Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	855
Series 2015-M10, Class A2, 3.09%, 4/25/2027(f)	1,400	1,527
Series 2017-M8, Class A2, 3.06%, 5/25/2027(f)	1,500	1,651
Series 2017-M12, Class A2, 3.08%, 6/25/2027(f)	4,145	4,591
Series 2017-M13, Class A2, 2.94%, 9/25/2027(f)	472	522
Series 2018-M2, Class A2, 2.90%, 1/25/2028(f)	3,400	3,761
Series 2018-M4, Class A2, 3.04%, 3/25/2028(f)	2,415	2,716
Series 2018-M9, Class APT2, 3.12%, 4/25/2028(f)	3,600	4,018
Series 2018-M14, Class A2, 3.58%, 8/25/2028(f)	400	464
Series 2017-M5, Class A2, 3.17%, 4/25/2029(f)	3,500	3,979
Series 2018-M3, Class A2, 3.09%, 2/25/2030(f)	1,384	1,565
Series 2018-M13, Class A1, 3.70%, 3/25/2030(f)	741	852
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.68%, 1/25/2048(b)(f)	1,500	1,556
Series 2016-K722, Class B, 3.84%, 7/25/2049(b)(f)	735	745
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.55%, 12/12/2049‡(b)(f)	452	—	(g)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	930	938
Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.17%, 2/12/2044‡(b)(f)	283	—	(g)
MRCD Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036(b)	300	298
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(b)	866	882
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,535
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,071
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029(b)	2,750	2,759
WFRBS Commercial Mortgage Trust Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,743	1,769

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $152,787)		163,032

ASSET-BACKED SECURITIES — 11.9%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(b)	333	335
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025(b)	442	391
Series 2017-1, Class AA, 3.30%, 1/15/2030(b)	198	173
Ally Auto Receivables Trust
Series 2017-2, Class A3, 1.78%, 8/16/2021	30	30
Series 2017-3, Class A3, 1.74%, 9/15/2021	44	44
Series 2018-1, Class A3, 2.35%, 6/15/2022	383	386
Series 2018-2, Class A3, 2.92%, 11/15/2022	1,282	1,296
Series 2019-1, Class A3, 2.91%, 9/15/2023	522	534
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	35	29
Series 2013-2, Class A, 4.95%, 1/15/2023	487	382
Series 2016-2, Class A, 3.65%, 6/15/2028	108	80
Series 2016-3, Class AA, 3.00%, 10/15/2028	173	151
Series 2017-1, Class AA, 3.65%, 2/15/2029	240	223
American Credit Acceptance Receivables Trust
Series 2019-1, Class A, 3.06%, 7/12/2022(b)	59	59
Series 2019-4, Class B, 2.43%, 10/12/2023(b)	455	460
American Express Credit Account Master Trust
Series 2019-1, Class A, 2.87%, 10/15/2024	1,120	1,169
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3, 1.90%, 3/18/2022	40	40
Series 2017-4, Class A3, 2.04%, 7/18/2022	62	62
Series 2018-1, Class A3, 3.07%, 12/19/2022	782	788
Series 2018-2, Class A3, 3.15%, 3/20/2023	1,089	1,104

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-3, Class A3, 3.38%, 7/18/2023	5,600	5,695
Series 2019-1, Class A3, 2.97%, 11/20/2023	485	493
Series 2019-2, Class A3, 2.28%, 1/18/2024	1,850	1,875
Series 2020-1, Class A3, 1.11%, 8/19/2024	820	817
Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021(b)	52	52
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026(b)	710	663
BA Credit Card Trust
Series 2018-A2, Class A2, 3.00%, 9/15/2023	6,750	6,901
Series 2019-A1, Class A1, 1.74%, 1/15/2025	1,600	1,643
BMW Vehicle Lease Trust Series 2018-1, Class A3, 3.26%, 7/20/2021	170	172
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033(b)	610	532
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	463	464
CarMax Auto Owner Trust
Series 2016-4, Class A3, 1.40%, 8/15/2021	23	23
Series 2017-1, Class A3, 1.98%, 11/15/2021	216	216
Series 2017-3, Class A3, 1.97%, 4/15/2022	169	170
Series 2017-4, Class A3, 2.11%, 10/17/2022	104	105
Series 2018-1, Class A3, 2.48%, 11/15/2022	377	382
Series 2018-2, Class A3, 2.98%, 1/17/2023	6,223	6,313
Series 2018-3, Class A3, 3.13%, 6/15/2023	1,948	1,989
Series 2018-4, Class A3, 3.36%, 9/15/2023	277	286
Series 2019-1, Class A3, 3.05%, 3/15/2024	800	824
Series 2020-1, Class A3, 1.89%, 12/16/2024	692	711
Carvana Auto Receivables Trust Series 2019-2A, Class C, 3.00%, 6/17/2024(b)	1,100	1,095
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1, 2.49%, 1/20/2023	6,794	6,884
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/2022	123	123
Series 2017-B, Class A3, 1.86%, 9/15/2022	135	135
Series 2017-C, Class A3, 2.08%, 2/15/2023	171	173
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	243	217
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052(b)	298	296
CPS Auto Receivables Trust
Series 2019-D, Class A, 2.17%, 12/15/2022(b)	134	134
Series 2020-A, Class A, 2.09%, 5/15/2023(b)	402	403
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class A, 2.65%, 6/15/2026(b)	107	107
Series 2018-1A, Class A, 3.01%, 2/16/2027(b)	371	373
Series 2018-2A, Class A, 3.47%, 5/17/2027(b)	1,295	1,306
Series 2019-3A, Class A, 2.38%, 11/15/2028(b)	265	263
Series 2020-1A, Class A, 2.01%, 2/15/2029(b)	1,575	1,563
Dell Equipment Finance Trust Series 2019-1, Class A3, 2.83%, 3/22/2024(b)	1,090	1,107
Drive Auto Receivables Trust
Series 2019-1, Class A3, 3.18%, 10/17/2022	152	152
Series 2019-4, Class A3, 2.16%, 5/15/2023	255	256
Series 2020-1, Class A3, 2.02%, 11/15/2023	385	388
Series 2018-2, Class C, 3.63%, 8/15/2024	565	568
DT Auto Owner Trust
Series 2018-3A, Class A, 3.02%, 2/15/2022(b)	53	53
Series 2019-1A, Class A, 3.08%, 9/15/2022(b)	140	141
Series 2019-2A, Class C, 3.18%, 2/18/2025(b)	650	651
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.59%, 9/15/2022(b)	355	356
Series 2019-4A, Class A, 2.18%, 1/17/2023(b)	291	292
Series 2020-1A, Class A, 2.05%, 6/15/2023(b)	490	492
Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	355	366
First Investors Auto Owner Trust
Series 2017-2A, Class A2, 2.27%, 7/15/2022(b)	30	30

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-1A, Class A2, 3.22%, 1/17/2023(b)	331	332
Series 2019-1A, Class A, 2.89%, 3/15/2024(b)	388	391
Flagship Credit Auto Trust
Series 2018-2, Class A, 2.97%, 10/17/2022(b)	369	371
Series 2018-3, Class A, 3.07%, 2/15/2023(b)	244	245
Series 2017-2, Class B, 2.57%, 4/15/2023(b)	79	79
Series 2019-2, Class A, 2.83%, 10/16/2023(b)	2,457	2,494
Series 2019-2, Class B, 2.92%, 4/15/2025(b)	650	654
Series 2019-4, Class C, 2.77%, 12/15/2025(b)	310	304
Ford Credit Auto Lease Trust
Series 2018-B, Class A4, 3.30%, 2/15/2022	819	833
Series 2019-A, Class A3, 2.90%, 5/15/2022	4,205	4,262
Series 2020-A, Class A3, 1.85%, 3/15/2023	600	607
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/2021	6	6
Series 2018-B, Class A4, 3.38%, 3/15/2024	340	350
FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027(b)	595	587
GLS Auto Receivables Issuer Trust Series 2019-2A, Class A, 3.06%, 4/17/2023(b)	217	219
GM Financial Automobile Leasing Trust
Series 2018-3, Class A3, 3.18%, 6/21/2021	654	658
Series 2018-1, Class A4, 2.68%, 12/20/2021	757	758
Series 2019-1, Class A3, 2.98%, 12/20/2021	800	808
Series 2019-3, Class A3, 2.03%, 6/20/2022	810	817
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021(b)	42	42
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class A3, 2.32%, 7/18/2022	134	135
Series 2018-2, Class A3, 2.81%, 12/16/2022	987	1,003
Series 2018-3, Class A3, 3.02%, 5/16/2023	6,325	6,454
Harley-Davidson Motorcycle Trust Series 2019-A, Class A3, 2.34%, 2/15/2024	865	871
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(b)	293	303
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	75	75
Series 2018-2, Class A3, 3.01%, 5/18/2022	901	914
Series 2018-3, Class A3, 2.95%, 8/22/2022	4,318	4,379
Series 2019-4, Class A3, 1.83%, 1/18/2024	525	537
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A4, 3.20%, 6/15/2022(b)	1,275	1,293
Series 2019-A, Class A3, 2.98%, 7/15/2022(b)	6,685	6,766
Hyundai Auto Receivables Trust
Series 2017-A, Class A3, 1.76%, 8/16/2021	57	57
Series 2017-B, Class A3, 1.77%, 1/18/2022	202	203
Series 2018-A, Class A3, 2.79%, 7/15/2022	717	725
Series 2018-B, Class A3, 3.20%, 12/15/2022	655	669
John Deere Owner Trust
Series 2017-B, Class A3, 1.82%, 10/15/2021	35	35
Series 2018-B, Class A3, 3.08%, 11/15/2022	1,228	1,246
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024‡(b)	300	297
Mercedes-Benz Auto Lease Trust
Series 2018-A, Class A3, 2.41%, 2/16/2021	3	3
Series 2018-B, Class A3, 3.21%, 9/15/2021	524	528
Series 2019-A, Class A3, 3.10%, 11/15/2021	255	258
Series 2019-B, Class A3, 2.00%, 10/17/2022	75	76
Series 2020-A, Class A3, 1.84%, 12/15/2022	722	729
Nissan Auto Lease Trust
Series 2020-A, Class A2A, 1.80%, 5/16/2022	5,600	5,638
Series 2019-B, Class A3, 2.27%, 7/15/2022	495	502
Series 2019-A, Class A4, 2.78%, 7/15/2024	305	312
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3, 2.12%, 4/18/2022	159	160
Series 2018-C, Class A3, 3.22%, 6/15/2023	980	1,010

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(b)	1,606	1,629
Santander Drive Auto Receivables Trust
Series 2019-1, Class A3, 3.00%, 12/15/2022	191	191
Series 2019-2, Class A3, 2.59%, 5/15/2023	405	407
Santander Retail Auto Lease Trust
Series 2018-A, Class A3, 2.93%, 5/20/2021(b)	520	522
Series 2019-A, Class A3, 2.77%, 6/20/2022(b)	1,820	1,847
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025(b)	17	17
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	137	118
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,665
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/2021(b)	664	674
Series 2019-A, Class A3, 2.16%, 10/20/2022(b)	370	376
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A2, 1.67%, 11/15/2022	5,600	5,652
Series 2020-A, Class A3, 1.66%, 5/15/2024	350	357
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,215	1,110
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,215	1,106
Series 2018-1, Class AA, 3.50%, 3/1/2030	765	693
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(b)	700	700
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049‡(b)(d)	378	362
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(b)(d)	1,410	1,332
Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050‡(b)(d)	999	943
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	1,040	1,065
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050‡(b)(d)	811	765
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050(b)(d)	1,480	1,404
World Financial Network Credit Card Master Trust
Series 2018-A, Class A, 3.07%, 12/16/2024	2,677	2,700
Series 2018-B, Class A, 3.46%, 7/15/2025	1,564	1,584
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	1,955	1,967
Series 2017-B, Class A3, 1.95%, 2/15/2023	191	193
Series 2018-C, Class A3, 3.13%, 11/15/2023	6,860	7,024
Series 2019-B, Class A3, 2.59%, 7/15/2024	917	944
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3, 2.83%, 7/15/2021	438	439
Series 2018-B, Class A3, 3.19%, 12/15/2021	894	906
Series 2019-A, Class A3, 2.94%, 5/16/2022	900	914

TOTAL ASSET-BACKED SECURITIES (Cost $146,309)		146,587

MORTGAGE-BACKED SECURITIES — 9.8%
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	5	5
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	64	70
Pool # C91802, 3.50%, 1/1/2035	5,073	5,440
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	153	174
Pool # A57681, 6.00%, 12/1/2036	1	1
Pool # G06493, 4.50%, 5/1/2041	889	989
FHLMC Gold Pools, Other Pool # U90690, 3.50%, 6/1/2042	1,077	1,167
FHLMC UMBS, 30 Year Pool # ZM6956, 4.50%, 6/1/2048	2,340	2,596
FNMA Pool # AM2292, ARM, 0.68%, 1/1/2023(f)	812	810
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	2	2

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	797	855
Pool # AP9584, 3.00%, 10/1/2032	3,586	3,818
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	298	343
Pool # 735503, 6.00%, 4/1/2035	76	88
Pool # 888460, 6.50%, 10/1/2036	466	570
Pool # 888890, 6.50%, 10/1/2037	11	13
Pool # 949320, 7.00%, 10/1/2037	44	48
Pool # 995149, 6.50%, 10/1/2038	26	31
Pool # 994410, 7.00%, 11/1/2038	225	274
Pool # AD9151, 5.00%, 8/1/2040	547	629
Pool # AE0681, 4.50%, 12/1/2040	1,086	1,208
Pool # BM3500, 4.00%, 9/1/2047	2,166	2,409
Pool # BM3499, 4.00%, 12/1/2047	2,396	2,614
Pool # BE8354, 4.00%, 3/1/2048	1,684	1,796
FNMA, Other
Pool # AM3165, 3.05%, 10/1/2020	1,791	1,790
Pool # 465973, 3.59%, 10/1/2020	1,015	1,014
Pool # 466430, 3.37%, 11/1/2020	1,380	1,380
Pool # 468066, 4.30%, 6/1/2021	3,038	3,115
Pool # 468614, 3.86%, 7/1/2021	1,102	1,121
Pool # 468159, 4.26%, 7/1/2021	943	962
Pool # AM6602, 2.63%, 9/1/2021	1,310	1,329
Pool # 469873, 3.03%, 12/1/2021	1,169	1,193
Pool # AL2044, 3.82%, 5/1/2022(f)	1,535	1,579
Pool # 471513, 2.90%, 6/1/2022	1,009	1,038
Pool # 471881, 2.67%, 7/1/2022	2,000	2,054
Pool # 471828, 2.65%, 8/1/2022	2,000	2,055
Pool # AM1804, 2.19%, 12/1/2022	846	873
Pool # AM1619, 2.34%, 12/1/2022	2,342	2,424
Pool # AM2285, 2.41%, 1/1/2023	3,447	3,563
Pool # AL3594, 2.70%, 4/1/2023(f)	2,041	2,132
Pool # AM3301, 2.35%, 5/1/2023	2,176	2,263
Pool # AM3244, 2.52%, 5/1/2023	3,000	3,128
Pool # AM3432, 2.40%, 7/1/2023	2,975	3,092
Pool # AM4628, 3.69%, 11/1/2023	1,127	1,220
Pool # AM4716, 3.38%, 12/1/2023	1,441	1,554
Pool # AM7290, 2.97%, 12/1/2024	397	429
Pool # AM8674, 2.81%, 4/1/2025	2,200	2,375
Pool # AM8846, 2.68%, 5/1/2025	1,913	2,048
Pool # AN0029, 3.10%, 9/1/2025	2,438	2,675
Pool # AN1413, 2.49%, 5/1/2026	836	896
Pool # AN1497, 2.61%, 6/1/2026	860	930
Pool # AN1243, 2.64%, 6/1/2026	1,600	1,734
Pool # AN1247, 2.64%, 6/1/2026	1,576	1,708
Pool # AN3076, 2.46%, 10/1/2026	1,700	1,828
Pool # BL1211, 4.01%, 2/1/2027	593	678
Pool # AM8529, 3.03%, 4/1/2027	2,397	2,663
Pool # AN6732, 2.83%, 5/1/2027	1,200	1,318
Pool # AN7338, 3.06%, 11/1/2027	1,000	1,120
Pool # AN7943, 3.10%, 1/1/2028	2,500	2,812
Pool # AN1161, 3.05%, 4/1/2028	994	1,116
Pool # AN9486, 3.57%, 6/1/2028	3,716	4,322
Pool # AN2069, 2.35%, 8/1/2028	1,440	1,552
Pool # AN2466, 2.57%, 8/1/2028	2,370	2,590
Pool # AM4410, 4.25%, 10/1/2028	1,621	1,862
Pool # BL0907, 3.88%, 12/1/2028	700	828
Pool # AN6158, 2.99%, 7/1/2029	500	566
Pool # AN6099, 3.04%, 7/1/2029	500	567

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BM4162, 3.20%, 10/1/2029(f)	494		564
Pool # BL4333, 2.52%, 11/1/2029	1,200		1,314
Pool # 109707, 3.80%, 9/1/2033	820		945
Pool # MA1125, 4.00%, 7/1/2042	1,625		1,776
Pool # MA1437, 3.50%, 5/1/2043	1,822		1,973
Pool # MA1463, 3.50%, 6/1/2043	1,667		1,805
FNMA/FHLMC UMBS, Single Family, 30 Year
Series -, TBA, 2.00%, 7/25/2050(h)	2,820		2,869
TBA, 2.50%, 7/25/2050(h)	3,500		3,623
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	137		158
Pool # BA7567, 4.50%, 5/20/2048	2,976		3,233
Pool # BI0416, 4.50%, 11/20/2048	266		291
Pool # BM9692, 4.50%, 7/20/2049	1,167		1,285

TOTAL MORTGAGE-BACKED SECURITIES (Cost $115,212)			121,282

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
Bear Stearns ALT-A Trust Series 2004-6, Class 1A, 0.81%, 7/25/2034(f)	74		74
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	—	(g)	—	(g)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	11		11
Series 2004-HYB4, Class WA, 4.04%, 12/25/2034‡(f)	27		26
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	20		20
FHLMC, REMIC
Series 3874, Class DW, 3.50%, 6/15/2021	433		437
Series 3372, Class BD, 4.50%, 10/15/2022	—	(g)	—	(g)
Series 2626, Class JC, 5.00%, 6/15/2023	368		383
Series 2649, Class WB, 3.50%, 7/15/2023	227		233
Series 1578, Class K, 6.90%, 9/15/2023	8		8
Series 2685, Class DT, 5.00%, 10/15/2023	288		301
Series 2687, Class JH, 5.00%, 10/15/2023	70		73
Series 2701, Class AC, 5.00%, 11/15/2023	474		497
Series 3521, Class B, 4.00%, 4/15/2024	366		380
Series 3544, Class BC, 4.00%, 6/15/2024	34		35
Series 3546, Class NB, 4.00%, 6/15/2024	1,600		1,665
Series 3562, Class JC, 4.00%, 8/15/2024	736		768
Series 3563, Class BD, 4.00%, 8/15/2024	486		507
Series 3571, Class MY, 4.00%, 9/15/2024	175		182
Series 3575, Class EB, 4.00%, 9/15/2024	505		526
Series 3577, Class B, 4.00%, 9/15/2024	800		837
Series 3578, Class KB, 4.00%, 9/15/2024	123		129
Series 2989, Class TG, 5.00%, 6/15/2025	472		501
Series 2988, Class TY, 5.50%, 6/15/2025	20		21
Series 3816, Class HA, 3.50%, 11/15/2025	1,588		1,692
Series 3087, Class KX, 5.50%, 12/15/2025	54		58
Series 3787, Class AY, 3.50%, 1/15/2026	682		717
Series 3794, Class LB, 3.50%, 1/15/2026	604		635
Series 3102, Class CE, 5.50%, 1/15/2026	708		756
Series 3123, Class HT, 5.00%, 3/15/2026	76		81
Series 3121, Class JD, 5.50%, 3/15/2026	23		25
Series 3150, Class EQ, 5.00%, 5/15/2026	266		284
Series 3898, Class KH, 3.50%, 6/15/2026	821		869
Series 3885, Class AC, 4.00%, 6/15/2026	563		588
Series 3911, Class B, 3.50%, 8/15/2026	909		959
Series 3959, Class PB, 3.00%, 11/15/2026	2,500		2,704
Series 4337, Class VJ, 3.50%, 6/15/2027	1,784		1,904
Series 3337, Class MD, 5.50%, 6/15/2027	43		47
Series 2110, Class PG, 6.00%, 1/15/2029	105		119

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3563, Class LB, 4.00%, 8/15/2029	24	26
Series 3653, Class B, 4.50%, 4/15/2030	153	168
Series 3824, Class EY, 3.50%, 3/15/2031	387	418
Series 2525, Class AM, 4.50%, 4/15/2032	629	705
Series 2441, Class GF, 6.50%, 4/15/2032	23	27
Series 2436, Class MC, 7.00%, 4/15/2032	14	16
Series 2760, Class KT, 4.50%, 9/15/2032	89	99
Series 2505, Class D, 5.50%, 9/15/2032	122	142
Series 2544, Class KE, 5.50%, 12/15/2032	68	78
Series 2557, Class HL, 5.30%, 1/15/2033	164	190
Series 2575, Class PE, 5.50%, 2/15/2033	47	54
Series 2586, Class WG, 4.00%, 3/15/2033	202	225
Series 2596, Class QD, 4.00%, 3/15/2033	175	193
Series 2621, Class QH, 5.00%, 5/15/2033	182	204
Series 2649, Class PJ, 3.50%, 6/15/2033	12	12
Series 2624, Class QH, 5.00%, 6/15/2033	249	287
Series 2648, Class BK, 5.00%, 7/15/2033	19	21
Series 4238, Class UY, 3.00%, 8/15/2033	3,650	3,994
Series 2673, Class PE, 5.50%, 9/15/2033	414	487
Series 2696, Class DG, 5.50%, 10/15/2033	354	410
Series 2725, Class TA, 4.50%, 12/15/2033	284	338
Series 2733, Class ME, 5.00%, 1/15/2034	351	405
Series 2768, Class PK, 5.00%, 3/15/2034	261	291
Series 3659, Class VG, 5.00%, 9/15/2034	515	532
Series 2934, Class KG, 5.00%, 2/15/2035	260	299
Series 3077, Class TO, PO, 4/15/2035	17	16
Series 2960, Class JH, 5.50%, 4/15/2035	745	864
Series 3082, Class PW, 5.50%, 12/15/2035	54	64
Series 3084, Class BH, 5.50%, 12/15/2035	1,170	1,375
Series 3098, Class KG, 5.50%, 1/15/2036	1,051	1,216
Series 3136, Class CO, PO, 4/15/2036	32	30
Series 3145, Class AJ, 5.50%, 4/15/2036	40	46
Series 3819, Class ZQ, 6.00%, 4/15/2036	754	896
Series 3200, PO, 8/15/2036	73	70
Series 3270, Class AT, 5.50%, 1/15/2037	36	42
Series 3272, Class PA, 6.00%, 2/15/2037	8	10
Series 3348, Class HT, 6.00%, 7/15/2037	59	69
Series 3747, Class PA, 4.00%, 4/15/2038	109	110
Series 4085, Class FB, 0.58%, 1/15/2039(f)	225	225
Series 3501, Class A, 4.50%, 1/15/2039	203	220
Series 3508, Class PK, 4.00%, 2/15/2039	5	5
Series 3513, Class A, 4.50%, 2/15/2039	19	22
Series 4219, Class JA, 3.50%, 8/15/2039	1,118	1,147
Series 3827, Class BM, 5.50%, 8/15/2039	208	212
Series 3653, Class HJ, 5.00%, 4/15/2040	889	1,022
Series 3677, Class KB, 4.50%, 5/15/2040	1,604	1,805
Series 3677, Class PB, 4.50%, 5/15/2040	969	1,073
Series 3904, Class EC, 2.00%, 8/15/2040	184	186
Series 3715, Class PC, 4.50%, 8/15/2040	224	252
Series 3955, Class HB, 3.00%, 12/15/2040	245	256
Series 3828, Class PU, 4.50%, 3/15/2041	97	103
Series 3852, Class TP, IF, 5.50%, 5/15/2041(f)	411	457
Series 3956, Class EB, 3.25%, 11/15/2041	1,841	2,000
Series 3963, Class JB, 4.50%, 11/15/2041	1,650	1,927
Series 4026, Class MQ, 4.00%, 4/15/2042	121	135
Series 4616, Class HP, 3.00%, 9/15/2046	2,206	2,382
Series 3688, Class GT, 7.37%, 11/15/2046(f)	38	46
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	1,044	1,168

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, REMIC
Series 2010-103, Class GB, 4.00%, 9/25/2020	21		21
Series 2010-135, Class HE, 3.00%, 1/25/2021	3		3
Series 2011-75, Class BL, 3.50%, 8/25/2021	490		495
Series 2007-113, Class DB, 4.50%, 12/25/2022	—	(g)	—	(g)
Series 2003-5, Class EQ, 5.50%, 2/25/2023	29		30
Series 2003-48, Class TC, 5.00%, 6/25/2023	37		39
Series 2003-55, Class HY, 5.00%, 6/25/2023	33		34
Series 2008-70, Class BY, 4.00%, 8/25/2023	17		18
Series 2006-22, Class CE, 4.50%, 8/25/2023	109		113
Series 2008-65, Class CD, 4.50%, 8/25/2023	—	(g)	—	(g)
Series 2004-44, Class KT, 6.00%, 6/25/2024	128		133
Series 2004-53, Class NC, 5.50%, 7/25/2024	50		53
Series 2009-71, Class MB, 4.50%, 9/25/2024	31		33
Series 2004-70, Class EB, 5.00%, 10/25/2024	103		107
Series 2010-49, Class KB, 4.00%, 5/25/2025	613		636
Series 2010-41, Class DC, 4.50%, 5/25/2025	200		208
Series 1997-57, Class PN, 5.00%, 9/18/2027	131		142
Series 2009-39, Class LB, 4.50%, 6/25/2029	108		117
Series 2009-96, Class DB, 4.00%, 11/25/2029	150		162
Series 2010-28, Class DE, 5.00%, 4/25/2030	310		346
Series 2001-63, Class TC, 6.00%, 12/25/2031	61		71
Series 2001-81, Class HE, 6.50%, 1/25/2032	163		192
Series 2002-75, Class GB, 5.50%, 11/25/2032	82		87
Series 2011-39, Class ZA, 6.00%, 11/25/2032	657		764
Series 2002-85, Class PE, 5.50%, 12/25/2032	55		63
Series 2003-21, Class OU, 5.50%, 3/25/2033	37		43
Series 2003-26, Class EB, 3.50%, 4/25/2033	800		876
Series 2003-23, Class CH, 5.00%, 4/25/2033	46		53
Series 2003-63, Class YB, 5.00%, 7/25/2033	137		156
Series 2003-69, Class N, 5.00%, 7/25/2033	250		287
Series 2003-80, Class QG, 5.00%, 8/25/2033	378		418
Series 2003-85, Class QD, 5.50%, 9/25/2033	150		175
Series 2003-94, Class CE, 5.00%, 10/25/2033	36		39
Series 2005-5, Class CK, 5.00%, 1/25/2035	272		299
Series 2005-29, Class WC, 4.75%, 4/25/2035	481		528
Series 2005-48, Class TD, 5.50%, 6/25/2035	288		334
Series 2005-53, Class MJ, 5.50%, 6/25/2035	368		429
Series 2005-62, Class CP, 4.75%, 7/25/2035	24		24
Series 2005-58, Class EP, 5.50%, 7/25/2035	33		37
Series 2005-68, Class BE, 5.25%, 8/25/2035	250		294
Series 2005-68, Class PG, 5.50%, 8/25/2035	151		172
Series 2005-110, Class MB, 5.50%, 9/25/2035	2		2
Series 2005-102, Class PG, 5.00%, 11/25/2035	490		569
Series 2005-110, Class GL, 5.50%, 12/25/2035	576		644
Series 2006-49, Class PA, 6.00%, 6/25/2036	64		76
Series 2009-19, Class PW, 4.50%, 10/25/2036	368		415
Series 2006-114, Class HE, 5.50%, 12/25/2036	407		478
Series 2007-33, Class HE, 5.50%, 4/25/2037	34		39
Series 2007-71, Class KP, 5.50%, 7/25/2037	61		68
Series 2007-71, Class GB, 6.00%, 7/25/2037	245		292
Series 2007-65, Class KI, IF, IO, 6.45%, 7/25/2037(f)	9		1
Series 2009-86, Class OT, PO, 10/25/2037	46		43
Series 2013-83, Class CA, 3.50%, 10/25/2037	290		292
Series 2010-9, Class MD, 5.00%, 2/25/2038	92		96
Series 2011-22, Class MA, 6.50%, 4/25/2038	80		82
Series 2008-72, Class BX, 5.50%, 8/25/2038	23		27
Series 2008-74, Class B, 5.50%, 9/25/2038	11		13
Series 2009-62, Class HJ, 6.00%, 5/25/2039	273		295

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-37, Class KI, IF, IO, 5.83%, 6/25/2039(f)	11	2
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	15	3
Series 2009-92, Class AD, 6.00%, 11/25/2039	791	879
Series 2009-112, Class ST, IF, IO, 6.08%, 1/25/2040(f)	111	24
Series 2010-22, Class PE, 5.00%, 3/25/2040	2,474	2,789
Series 2010-37, Class CY, 5.00%, 4/25/2040	1,415	1,618
Series 2010-35, Class SB, IF, IO, 6.25%, 4/25/2040(f)	43	7
Series 2010-54, Class EA, 4.50%, 6/25/2040	53	58
Series 2010-64, Class DM, 5.00%, 6/25/2040	8	9
Series 2010-71, Class HJ, 5.50%, 7/25/2040	187	218
Series 2010-123, Class BP, 4.50%, 11/25/2040	3,507	3,948
Series 2011-5, Class CP, 4.50%, 11/25/2040	204	218
Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,146
Series 2011-50, Class LP, 4.00%, 6/25/2041	500	566
Series 2012-137, Class CF, 0.47%, 8/25/2041(f)	562	558
Series 2012-103, Class DA, 3.50%, 10/25/2041	235	246
Series 2012-14, Class DE, 3.50%, 3/25/2042	1,000	1,101
Series 2012-139, Class JA, 3.50%, 12/25/2042	552	607
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,857
Series 2019-65, Class PA, 2.50%, 5/25/2048	482	500
Series 2009-96, Class CB, 4.00%, 11/25/2049	28	30
FNMA, STRIPS
Series 293, Class 1, PO, 12/25/2024	16	15
Series 314, Class 1, PO, 7/25/2031	46	45
GNMA
Series 2002-44, Class JC, 6.00%, 7/20/2032	28	28
Series 2002-79, Class KL, 5.50%, 11/20/2032	280	294
Series 2003-10, Class KJ, 5.50%, 2/20/2033	77	85
Series 2003-29, Class PD, 5.50%, 4/16/2033	287	319
Series 2003-33, Class NE, 5.50%, 4/16/2033	160	175
Series 2003-65, Class AP, 5.50%, 8/20/2033	103	118
Series 2003-77, Class TK, 5.00%, 9/16/2033	394	433
Series 2004-16, Class GC, 5.50%, 2/20/2034	1,073	1,230
Series 2004-54, Class BG, 5.50%, 7/20/2034	24	27
Series 2004-93, Class PD, 5.00%, 11/16/2034	707	811
Series 2004-101, Class BE, 5.00%, 11/20/2034	567	642
Series 2005-11, Class PL, 5.00%, 2/20/2035	259	295
Series 2005-26, Class XY, 5.50%, 3/20/2035	989	1,140
Series 2005-33, Class AY, 5.50%, 4/16/2035	254	292
Series 2005-49, Class B, 5.50%, 6/20/2035	86	99
Series 2005-51, Class DC, 5.00%, 7/20/2035	212	235
Series 2005-56, Class BD, 5.00%, 7/20/2035	33	38
Series 2006-7, Class ND, 5.50%, 8/20/2035	33	38
Series 2007-37, Class LB, 5.50%, 6/16/2037	241	279
Series 2007-79, Class BL, 5.75%, 8/20/2037	179	206
Series 2008-7, Class PQ, 5.00%, 2/20/2038	450	521
Series 2008-9, Class PW, 5.25%, 2/20/2038	558	637
Series 2009-106, Class ST, IF, IO, 5.83%, 2/20/2038(f)	168	27
Series 2008-23, Class YA, 5.25%, 3/20/2038	129	148
Series 2008-35, Class NF, 5.00%, 4/20/2038	131	148
Series 2008-34, Class PG, 5.25%, 4/20/2038	154	177
Series 2008-33, Class PB, 5.50%, 4/20/2038	471	532
Series 2008-38, Class BG, 5.00%, 5/16/2038	739	837
Series 2008-43, Class NB, 5.50%, 5/20/2038	214	245
Series 2010-7, Class EA, 5.00%, 6/16/2038	70	72
Series 2008-56, Class PX, 5.50%, 6/20/2038	418	474
Series 2008-58, Class PE, 5.50%, 7/16/2038	1,118	1,291
Series 2008-62, Class SA, IF, IO, 5.98%, 7/20/2038(f)	3	1
Series 2008-76, Class US, IF, IO, 5.73%, 9/20/2038(f)	94	18

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2011-97, Class WA, 6.13%, 11/20/2038(f)	1,070		1,259
Series 2008-95, Class DS, IF, IO, 7.13%, 12/20/2038(f)	89		19
Series 2009-14, Class AG, 4.50%, 3/20/2039	150		168
Series 2009-72, Class SM, IF, IO, 6.07%, 8/16/2039(f)	216		45
Series 2009-61, Class AP, 4.00%, 8/20/2039	19		21
Series 2010-130, Class BD, 4.00%, 12/20/2039	340		368
Series 2010-157, Class OP, PO, 12/20/2040	186		177
Series 2014-H11, Class VA, 1.52%, 6/20/2064(f)	1,531		1,528
Series 2015-H20, Class FA, 1.49%, 8/20/2065(f)	2,117		2,112
Series 2015-H26, Class FG, 1.54%, 10/20/2065(f)	1,507		1,505
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	116		118
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.11%, 11/25/2033(f)	253		248
Series 2007-A1, Class 5A5, 3.97%, 7/25/2035(f)	52		50
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.35%, 4/21/2034(f)	65		64
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	55		58
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 0.81%, 10/25/2028(f)	124		119
Series 2004-B, Class A1, 0.67%, 5/25/2029(f)	176		167
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.62%, 4/25/2034(f)	38		40
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	8		8
Prime Mortgage Trust Series 2004-2, Class A2, 4.75%, 11/25/2019	1		1
RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(g)	—	(g)
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058‡	636		692
Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,740		6,018
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	732		775
Sequoia Mortgage Trust Series 2004-11, Class A1, 0.77%, 12/20/2034(f)	306		287
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 0.87%, 1/19/2034(f)	138		130
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.48%, 12/25/2044(f)	183		176
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	605		700
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 4.17%, 10/25/2033(f)	127		120

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $100,796)			105,916

U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FNMA 2.63%, 9/6/2024	11,959		13,091
Resolution Funding Corp. STRIPS 1.82%, 7/15/2020(i)	800		800

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,676)			13,891

FOREIGN GOVERNMENT SECURITIES — 0.4%
Republic of Colombia (Colombia)
3.00%, 1/30/2030	900		898
7.38%, 9/18/2037	300		413
Republic of Panama (Panama)
4.00%, 9/22/2024	347		375
3.16%, 1/23/2030	400		422
United Mexican States (Mexico)
3.63%, 3/15/2022	568		590
4.00%, 10/2/2023	694		734
3.60%, 1/30/2025	1,076		1,126
4.13%, 1/21/2026	332		355

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $4,682)			4,913

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(j)(k) (Cost $30,562)	30,558	30,589

Total Investments — 100.2% (Cost $1,187,468)		1,235,218
Liabilities in Excess of Other Assets — (0.2)%		(2,581)

Net Assets — 100.0%		1,232,637

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2020.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.

(e)	All or a portion of this security is deposited with the broker as initial margin for centrally cleared swaps.
(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.

(g)	Amount rounds to less than one thousand.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The rate shown is the effective yield as of May 31, 2020.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Centrally Cleared Inflation-linked swap contracts outstanding as of May 31, 2020 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	(0.02)% at termination	Receive	3/30/2022	USD 25,114		140
CPI-U at termination	0.07% at termination	Receive	4/7/2022	USD 30,909		116
CPI-U at termination	0.54% at termination	Receive	3/31/2025	USD 28,560	— (b)	505
CPI-U at termination	0.58% at termination	Receive	4/2/2025	USD 49,920		781
CPI-U at termination	0.58% at termination	Receive	4/2/2025	USD 51,563		799
CPI-U at termination	0.73% at termination	Receive	3/30/2025	USD 18,779	— (b)	152
CPI-U at termination	0.78% at termination	Receive	3/24/2030	USD 49,200	— (b)	2,754
CPI-U at termination	0.85% at termination	Receive	3/24/2030	USD 31,474		1,557
CPI-U at termination	0.91% at termination	Receive	3/19/2030	USD 24,101		1,030
CPI-U at termination	(1.00)% at termination	Receive	4/13/2021	USD 62,352		227
CPI-U at termination	1.08% at termination	Receive	3/26/2030	USD 6,253		154
CPI-U at termination	1.23% at termination	Receive	3/17/2030	USD 14,000		126
CPI-U at termination	1.24% at termination	Receive	3/17/2030	USD 54,814		451

					— (b)	8,792

CPI-U at termination	1.02% at termination	Receive	3/4/2021	USD 9,742		(156)
CPI-U at termination	1.18% at termination	Receive	3/4/2022	USD 33,402		(580)
CPI-U at termination	1.19% at termination	Receive	2/28/2021	USD 23,000		(400)
CPI-U at termination	1.35% at termination	Receive	3/4/2025	USD 13,361		(310)
CPI-U at termination	1.37% at termination	Receive	3/4/2025	USD 6,680		(164)
CPI-U at termination	1.37% at termination	Receive	3/4/2025	USD 13,361		(323)
CPI-U at termination	1.38% at termination	Receive	3/6/2025	USD 32,505		(799)
CPI-U at termination	1.42% at termination	Receive	3/5/2025	USD 15,543		(415)
CPI-U at termination	1.69% at termination	Receive	2/19/2025	USD 10,986		(448)
CPI-U at termination	1.70% at termination	Receive	2/14/2025	USD 8,175		(337)

						(3,932)

					— (b)	4,860

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at May 31, 2020 was 2.56%.
(b) Amount rounds to less than one thousand.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$142,888	$3,699		$146,587
Collateralized Mortgage Obligations	—	105,198	718		105,916
Commercial Mortgage-Backed Securities	—	163,032	—	(a)	163,032
Corporate Bonds	—	418,947	—		418,947
Foreign Government Securities	—	4,913	—		4,913
Mortgage-Backed Securities	—	121,282	—		121,282
U.S. Government Agency Securities	—	13,891	—		13,891
U.S. Treasury Obligations	—	230,061	—		230,061
Short-Term Investments
Investment Companies	30,589	—	—		30,589

Total Investments in Securities	$30,589	$1,200,212	$4,417		$1,235,218

Appreciation in Other Financial Instruments
Swaps	$—	$8,792	$—		$8,792

Depreciation in Other Financial Instruments
Swaps	$—	$(3,932)	$—		$(3,932)

(a)	Amount rounds to less than one thousand.

There were no significant transfers into or out of level 3 for the period ended May 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(a)(b)	$36,595	$316,071	$322,128	$27	$24	$30,589	30,558	$65	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	1,453	5,416	6,869	—	—	—	—	1	—

Total	$38,048	$321,487	$328,997	$27	$24	$30,589		$66	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.

C. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.